U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:

                  Oppenheimer Municipal Fund
                  3410 South Galena Street
                  Denver, Colorado 80231

2. Name of each series or class of funds for which this notice is filed:

                  Oppenheimer Insured Municipal Fund, Class A

3.       Investment Company Act File Number: 811-4803

         Securities Act File Number: 33-08054

4.       Last day of fiscal year for which this notice is filed:
         9/30/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                          /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

                  1,069,278                    $18,449,407

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule

         24f-2:

                  1,069,278                    $18,449,407

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                  184,862                      $3,140,861

12.      Calculation of registration fee:

         (i)        Aggregate sale price of securities sold
                    during the fiscal year in reliance on
                    rule 24f-2 (from Item 10):                      $18,449,407
                                                                   ------------
         (ii)       Aggregate price of shares issued in
                    connection with dividend reinvestment
                    plans (from Item 11, if applicable):            +$3,140,861
                                                                   ------------
         (iii)      Aggregate price of shares redeemed or
                    repurchased during the fiscal year
                    (if applicable):                               -$15,523,986
                                                                   ------------
         (iv)       Aggregate price of shares redeemed or
                    repurchased and previously applied as
                    a reduction to filing fees pursuant to
                    rule 24e-2 (if applicable):                    +  -0-
                                                                   ------------
         (v)        Net aggregate price of securities sold
                    and issued during the fiscal year in
                    reliance on rule 24f-2 (line (i),
                    plus line (ii), less line (iii),
                    plus line (iv)) (if applicable):                $6,066,282
                                                                    ------------
         (vi)       Multiplier prescribed by Section 6(b)
                    of the Securities Act of 1933 or other
                    applicable law or regulation (see
                    Instruction C.6):                               x 1/3300
                                                                   ------------
         (vii)      Fee due (line (i) or line (v) multiplied
                    by line (vi)):                                  $1,838
                                                                  ------------

Instruction:            Issuers should complete line (ii), (iii), (iv), and
                        (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
                        Instructions C.3.

13.      Check box if fees are being remitted to the Commission's
         lockbox depository as described in section 3a of the
         Commission's Rule of Informal and Other Procedures (17 CFR
         202.3a).                                                 /X/

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                        November 25, 1996; Fed Wire #3117


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                    Oppenheimer Municipal Fund



                                    By: /s/ Robert J. Bishop
                                       -------------------------------------
                                       Robert J. Bishop, Assistant Treasurer

Date: 11/22/96


cc:      Allan Adams Esq.
         Katherine Feld
         Gloria LaFond


sec\865a.24f

                        Myer, Swanson, Adams & Wolf, P.C.
                                ATTORNEYS AT LAW
Rendle Myer           THE COLORADO STATE BANK BUILDING              Of Counsel
Allan B. Adams          1600 BROADWAY - SUITE 1480               Robert Swanson
Robert K. Swanson       DENVER, COLORADO 80202-4915                      ------
Thomas J. Wolf*          TELEPHONE (303) 866-9800                 Fred E. Neef
*Board certified civil       FACSIMILE (303) 866-9818             (1910-1986)
 trial advocate by the
 National Board of Trial
 Advocacy



                                November 21, 1996




Oppenheimer Municipal Fund
3410 South Galena Street
Denver, Colorado 80231

         Re:      Oppenheimer Municipal Fund
                  Formerly Known as
                  Oppenheimer Tax-Exempt Fund

Gentlemen:

In connection with the public offering of the no par value Class A, Class B and Class C shares of the Oppenheimer Intermediate Municipal Fund series and the Class A, Class B and Class C shares of the Oppenheimer Insured Municipal Fund series of Oppenheimer Municipal Fund, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), as counsel for the Trust, we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purposes of this opinion.

We are advised that during the fiscal period ended September 30, 1996, the following shares of beneficial interest in the Trust were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940:

         Oppenheimer Insured Municipal Fund:

         Class A                           1,069,278
         Class B                             287,568
         Class C                              48,380

         Oppenheimer Intermediate Municipal Fund:

         Class A                                              789,675
         Class B                                              193,861
         Class C                                              261,430

It is our opinion that the said shares of beneficial interest of each series and class of a series of the Trust sold in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued and, subject to the matters mentioned in the next paragraph, fully paid and nonassessable by the Trust.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

                                   Sincerely,



                                   MYER, SWANSON, ADAMS & Wolf, P.C.

                                       /s/ Allan B. Adams
                                   By_________________________________
                                      Allan B. Adams